Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenues	94,099,295	128,942,238	140,263,093
Gross profit	26,893,544	34,540,510	45,590,152
Income/(loss) from operations	(1,471,960)	(534,006)	5,157,037
Net income/(loss)	(1,722,715)	(564,940)	2,680,283
Net income/(loss) attributable to ordinary shareholders	(1,748,305)	(1,235,224)	3,291,840

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Current assets	117,073,881	129,535,325
Non-current assets	97,456,584	97,110,227
Current liabilities	94,482,219	97,668,673
Non-current liabilities	18,910,340	17,371,342
Redeemable stock	10,593,025	—
Non-controlling interests	380,510	1,118,940

Yonghui Group
Schedule of investment accounted for using equity method

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Carrying value of investment in Yonghui	5,508,062	6,537,937
Proportionate share of Yonghui’s net tangible and intangible assets	2,249,239	2,601,974

Positive basis difference	3,258,823	3,935,963

Positive basis difference has been assigned to:
Goodwill	1,989,726	2,602,844
Amortizable intangible assets (*)	1,692,129	1,777,492
Deferred tax liabilities	(423,032)	(444,373)

	3,258,823	3,935,963

Cumulative gains in equity interest in Yonghui	428,729	601,771

(*)	As of December 31, 2020, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 14 years.

Dada Group
Schedule of investment accounted for using equity method

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Carrying value of investment in Dada’s ordinary shares	—	7,280,394
Proportionate share of Dada’s net tangible and intangible assets	(1,701,718)	3,336,314

Positive basis difference	1,701,718	3,944,080

Positive basis difference has been assigned to:
Goodwill	1,605,891	3,892,938
Amortizable intangible assets (*)	127,770	68,189
Deferred tax liabilities	(31,943)	(17,047)

	1,701,718	3,944,080

Cumulative gains/(losses) in equity interest in Dada’s ordinary shares	(2,164,050)	854,374

(*)	As of December 31, 2020, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 5 years.